                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06346

               Morgan Stanley Quality Municipal Investment Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL INVESTMENT TRUST
Portfolio of Investments January 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN                                                                               COUPON   MATURITY
THOUSANDS                                                                                RATE      DATE         VALUE
---------                                                                              -------   --------   -------------
            TAX-EXEMPT MUNICIPAL BONDS (143.0%)
            General Obligation (20.7%)
 $  4,000   North Slope Borough, Alaska, Ser 2000 B (MBIA)                               0.00%   06/30/09   $   3,538,560
    3,000   California, Various Purpose dtd 05/01/03                                     5.00    02/01/24       3,122,670
    2,000   Los Angeles, California, Ser 2004 A (MBIA)                                   5.00    09/01/24       2,107,600
    4,000   San Francisco City & County, Laguna Honda Hospital, Ser 2005 I               5.00    06/15/30       4,139,440
            (FSA)
            Florida State Board of Education,
    6,890      Capital Outlay Refg Ser 2001 D                                           5.375    06/01/18       7,477,235
    3,000      Capital Outlay Refg 2002 Ser C (MBIA)                                     5.00    06/01/20       3,181,440
    7,000   New Jersey, 2001 Ser H++                                                     5.25    07/01/19       7,820,330
            New York, New York,
    2,000      2005 Ser G                                                                5.00    12/01/23       2,087,680
    2,500      2006 Ser F                                                                5.00    09/01/23       2,617,175
      345   Oregon, Veterans' Welfare Ser 75                                             6.00    04/01/27         351,696
            Pennysylvania,
    1,000      First Ser 2003 RITES PA - 1112 A (MBIA)                                  6.203+++ 01/01/18       1,130,580
    1,000      First Ser 2003 RITES PA - 1112 B (MBIA)                                  6.203+++ 01/01/19       1,163,040
    2,000   Charleston County School District, South Carolina, Ser 2004 A                5.00    02/01/22       2,111,240
    5,000   Aldine Independent School District, Texas, Bldg & Refg Ser 2001              5.00    02/15/26       5,133,050
            (PSF)
 --------                                                                                                   -------------
   43,735                                                                                                      45,981,736
 --------                                                                                                   -------------
            Educational Facilities Revenue (4.6%)
    1,585   Colorado Educational & Cultural Facilities Authority, Peak to Peak           5.25    08/15/34       1,673,649
            Charter School Refg & Impr Ser 2004 (XLCA)
    4,000   North Carolina Capital Facilities Finance Agency, Duke University            5.00    10/01/41       4,144,040
            Ser 2005 A
    1,200   University of North Carolina, Chapel Hill Ser 2003                           5.00    12/01/24       1,264,680
    3,000   Charleston Educational Excellence, South Carolina Charleston                 5.25    12/01/29       3,162,360
            County School District
 --------                                                                                                   -------------
    9,785                                                                                                      10,244,729
 --------                                                                                                   -------------
            Electric Revenue (15.0%)
    5,000   Colorado Springs, Colorado, Utilities Ser 2001 A                             5.00    11/15/29       5,137,350
            Municipal Electric Authority of Georgia,
    2,000      Combustion Turbine Ser 2002 A (MBIA)                                      5.25    11/01/21       2,149,300
    1,500      Combustion Turbine Ser 2002 A (MBIA)                                      5.25    11/01/22       1,611,975
    1,700   Indiana Municipal Power Agency, 2004 Ser A (FGIC)                            5.00    01/01/32       1,758,650
    2,000   Nebraska Public Power District, Ser 2005 C (FGIC)                            5.00    01/01/41       2,071,920
            Long Island Power Authority, New York,
    4,000      Ser 2003 B                                                                5.25    06/01/13       4,327,280
    2,000      Ser 2004 A (Ambac)                                                        5.00    09/01/34       2,077,400
            South Carolina Public Service Authority,
    1,500      2002 Refg Ser A (FSA)                                                    5.125    01/01/20       1,619,340
    1,000      2002 Refg Ser A (FSA)                                                    5.125    01/01/21       1,070,070
    4,000      Ser 2003 A (Ambac)                                                        5.00    01/01/27       4,167,040
    2,000      1997 Refg Ser A (MBIA)                                                    5.00    01/01/29       2,056,520
    1,000   Intermountain Power Agency, Utah, Refg 1996 Ser D                            5.00    07/01/21       1,025,400
            (Secondary FSA)
    2,000   Grant County, Public Utilities District # 2, Washington, Wanapum             5.00    01/01/29       2,076,440
            2005 Ser A (FGIC)
    2,000   Lewis County Public Utility District # 1, Washington, Cowlitz Falls          5.00    10/01/22       2,101,160
            Refg Ser 2003 (MBIA)
 --------                                                                                                   -------------
   31,700                                                                                                      33,249,845
 --------                                                                                                   -------------

            Hospital Revenue (14.2%)
    3,000   California Health Facilities Financing Authority, Cedars-Sinai               5.00    11/15/34       3,038,970
            Medical Center, Ser 2005
    3,000   Highlands County, Florida Health Facilities Authority, Hospital              5.00    11/15/31       3,042,690
            Adventist Health Ser C
    3,000   Indiana Health & Educational Facilities Authority, Clarian Health, Ser A     5.25    02/15/40       3,082,650
    3,000   Indiana Health Facilities Financing Authority, Community Health Ser          5.00    05/01/35       3,096,210
            2005 A (Ambac)
            Maryland Health & Higher Educational Facilities Authority,
    3,000      Medstar Health Refg Ser 2004                                             5.375    08/15/24       3,160,440
    2,000      University of Maryland Medical Ser 2002                                   5.75    07/01/17       2,167,440
    2,500      University of Maryland Medical Ser 2001                                   5.25    07/01/34       2,570,625
    3,000   Michigan State Hospital Financing Authority, McLaren Health Care             5.00    08/01/35       3,055,650
            Ser 2005 C
    3,000   Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A                 5.75    10/01/18       3,255,840
    5,000   Lehigh County General Purpose Authority, Pennsylvania, St Luke's             5.25    08/15/23       5,180,800
            Hospital of Bethlehem Ser 2003
 --------                                                                                                   -------------
   30,500                                                                                                      31,651,315
 --------                                                                                                   -------------
            Industrial Development/Pollution Control Revenue (5.4%)
    3,500   Michigan Strategic Fund, Detroit Edison Co Ser 2001 C                        5.45    09/01/29       3,608,220
    2,000   New York State Energy Research & Development Authority,                    10.324+++ 07/01/26       2,129,340
            Brooklyn Union Gas Co 1991 Ser D (AMT)
    5,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B               5.75    05/01/30       5,295,000
            (AMT) (Mandatory Tender 11/01/11)
    1,000   Tobacco Settlement Financing Corporation, Virginia, Ser 2005                5.625    06/01/37       1,017,340
 --------                                                                                                   -------------
   11,500                                                                                                      12,049,900
 --------                                                                                                   -------------
            Mortgage Revenue - Multi-Family (2.7%)
    5,795   Illinois Housing Development Authority, 1991 Ser A                           8.25    07/01/16       5,884,533
 --------                                                                                                   -------------
            Mortgage Revenue - Single Family (0.4%)
      335   Colorado Housing & Finance Authority, 2000 Ser D-2 (AMT)                     6.90    04/01/29         345,509
      555   District of Columbia Housing Finance Agency, GNMA Collateralized             7.10    12/01/24         557,004
            Ser 1990 B (AMT)
 --------                                                                                                   -------------
      890                                                                                                         902,513
 --------                                                                                                   -------------
            Nursing & Health Related Facilities Revenue (0.7%)
    1,500   New York State Dormitory Authority, Mental Health Ser 2003 B                 5.25    02/15/17       1,617,420
 --------                                                                                                   -------------
            Public Facilities Revenue (4.3%)
    2,000   Jefferson County, Alabama, School Ser 2004 A                                 5.50    01/01/22       2,162,300
    1,000   Phoenix Civic Improvement Corporation, Arizona, Phoenix Municipal            5.25    07/01/24       1,058,110
            Courthouse Sr Lien Excise Tax Ser 1999 A
    1,900   Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)                            5.50    10/01/18       2,070,753
    1,000   Miami-Dade County, Florida, Ser 2005 A (MBIA)                                0.00##  10/01/30         698,590
    1,500   Baltimore Convention Center, Maryland, Ser A (XLCA) (WI)                     5.25    09/01/39       1,604,925
    2,000   Pennsylvania Public School Building Authority, Philadelphia School           5.00    06/01/33       2,063,640
            District Ser 2003 (FSA)
 --------                                                                                                   -------------
    9,400                                                                                                       9,658,318
 --------                                                                                                   -------------
            Resource Recovery Revenue (1.5%)
    3,000   Northeast Maryland Waste Disposal Authority, Montgomery County               5.50    04/01/16       3,241,920
            Ser 2003 (AMT) (Ambac)
 --------                                                                                                   -------------
            Retirement & Life Care Facilities Revenue (0.5%)
    1,000   Missouri Health & Educational Facilities Authority, Lutheran Senior         5.375    02/01/35       1,028,740
            Services Ser 2005 A
 --------                                                                                                   -------------

            Transportation Facilities Revenue (26.6%)
            Alaska International Airports,
    1,500      Ser 2002 B (Ambac)                                                        5.75    10/01/18       1,666,545
    1,500      Ser 2002 B (Ambac)                                                        5.75    10/01/19       1,666,545
    3,000   Metropolitan Washington Airports Authority, District of Columbia &           5.00    10/01/20       3,111,930
            Virginia Ser 2004 C (FSA) (AMT) #
    3,000   Atlanta, Georgia, Airport Ser 2004 J (FSA)                                   5.00    01/01/34       3,096,810
            Georgia Road & Tollway Authority,
   10,000      Ser 2001                                                                 5.375    03/01/17      10,862,099
    2,000      Ser 2004                                                                  5.00    10/01/22       2,118,900
    3,000      Ser 2004                                                                  5.00    10/01/23       3,177,750
    2,000   Chicago, Illinois, O' Hare Int'l Airport Third Lien Ser 2003 B-2 (AMT)       5.75    01/01/23       2,199,100
            (FSA)
      990   Massachusetts Bay Transportation Authority, Assess 2000 Ser A                5.25    07/01/30       1,045,975
    2,000   Clark County, Nevada, Airport Sub Lien Ser 2004 A (AMT) (FGIC)               5.50    07/01/22       2,159,840
    5,000   New Jersey Turnpike Authority, Ser 2003 A (Ambac)                            5.00    01/01/30       5,179,900
            Metropolitan Transportation Authority, New York,
    3,000      State Service Contract Ser 2002 A (MBIA)                                  5.50    01/01/19       3,296,850
    3,000      State Service Contract Refg Ser 2002 B (MBIA)                             5.50    07/01/20       3,296,850
      460   Triborough Bridge & Tunnel Authority, New York, Ser 2001 A                   5.00    01/01/32         471,215
    5,000   Pennsylvania Turnpike Commission, 2004 Ser A Ambac)                          5.00    12/01/34       5,200,600
    5,000   Dallas-Fort Worth International Airport, Texas, Ser 2003 A (AMT)            5.375    11/01/22       5,301,000
            (FSA)
    2,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)                     5.25    08/15/35       2,078,380
    3,000   Port of Seattle, Washington, Sub Lien Ser 1999 A (FGIC)                      5.25    09/01/22       3,199,140
 --------                                                                                                   -------------
   55,450                                                                                                      59,129,429
 --------                                                                                                   -------------
            Water & Sewer Revenue (30.5%)
    1,920   Los Angeles Department of Water & Power, California, Water 2004              5.00    07/01/23       2,021,626
            Ser C (MBIA)
    4,000   Oxnard Financing Authority, California, Redwood Trunk Sewer &                5.00    06/01/29       4,167,120
            Headworks Ser 2004 A (FGIC)
    2,000   Martin County, Florida, Utilities Ser 2001 (FGIC)                            5.00    10/01/26       2,073,820
    8,000   Tampa Bay Water, Florida, Ser 2001 B (FGIC)                                  5.00    10/01/31       8,211,680
            Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
    2,925      Ser 2001 A (MBIA)                                                        5.375    05/15/20       3,186,524
    3,075      Ser 2001 A (MBIA)                                                        5.375    05/15/21       3,343,232
    5,000      Ser 1999 A (FGIC)                                                         5.75    05/15/33       5,403,200
    2,925   Las Vegas Water District, Nevada, Impr and Refg Ser 2003 A                   5.25    06/01/22       3,156,426
            (FGIC)
            New York City Municipal Water Finance Authority, New York,
    3,000      2003 Ser A                                                               5.375    06/15/18       3,257,100
    4,000      1998 Ser D (MBIA)                                                         4.75    06/15/25       4,045,120
    5,000      2002 Ser G (FSA)                                                          5.00    06/15/34       5,129,850
    7,500   Portland, Oregon, Sewer 2000 Ser A (FGIC)                                    5.75    08/01/19       8,204,175
            Houston, Texas,
   10,000      Combined Utility First Lien Refg 2004 Ser A (FGIC)                        5.25    05/15/23      10,753,300
    4,500      Combined Utility First Lien Refg 2004 Ser A (MBIA)                        5.25    05/15/25       4,806,450
 --------                                                                                                   -------------
   63,845                                                                                                      67,759,623
 --------                                                                                                   -------------
            Other Revenue (6.2%)
    5,000   California Economic Recovery, Ser 2004 A                                     5.00    07/01/16       5,359,350
            Golden State Tobacco Securitization Corporation, California,
    2,000      Ser 2005 A (Ambac)                                                        5.00    06/01/45       2,025,920
    3,000      Ser 2005 A (Ambac)                                                        5.00    06/01/29       3,082,530
    1,000   New Jersey Economic Development Authority, Cigarette Tax Ser                 5.75    06/15/34       1,051,780
            2004
    2,000   New York City Transitional Finance Authority, New York, Refg                 5.50    11/01/26       2,181,880
            2003 Ser A**
 --------                                                                                                   -------------
   13,000                                                                                                      13,701,460
 --------                                                                                                   -------------

            Refunded (9.7%)
    5,000   Arizona School Facilities Board, School Impr Ser 2001                        5.00    07/01/11+      5,358,100
    7,000   Hawaii, Airports Second Ser of 1991 (AMT) (ETM)                              6.90    07/01/12       7,892,080
    5,000   Texas State University, Ser 2000 (FSA)                                       5.50    03/15/10       5,391,500
    3,000   Salt Lake City, Utah, IHC Hospitals Inc Refg Ser 1991 (Ambac)              10.022+++ 05/15/20       3,017,400
            (ETM)
 --------                                                                                                   -------------
   20,000                                                                                                      21,659,080
 --------                                                                                                   -------------
  301,100   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $303,697,210)                                              317,760,561
 --------                                                                                                   -------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.0%)
      800   Bell County Health Facilities Development Corporation, Texas,                3.07*   08/15/29         800,000
            Scott & White Memorial Hospital Ser 2001-1 (MBIA) (Demand
            02/01/06)
    4,300   Philadelphia Hospitals & Higher Education Facilities Authority,              3.05*   07/01/31       4,300,000
            Children's Hospital of Philadelphia Ser 2002 A (Demand 02/01/06)
    1,500   San Antonio Educational Facilities Corp, Texas, Trinity University           3.07*   06/01/33       1,500,000
            Ser 2002 (Demand 02/01/06)
 --------                                                                                                   -------------
    6,600   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $6,600,000)                                 6,600,000
 --------                                                                                                   -------------
 $307,700   TOTAL INVESTMENTS (Cost $310,297,210) (a) (b)                               146.0%                324,360,561
 ========                                                                                                   -------------
            OTHER ASSETS IN EXCESS OF LIABILITIES                                         1.3                   2,970,490
            PREFERRED SHARES OF BENEFICIAL INTEREST                                     (47.3)               (105,121,912)
                                                                                        -----               -------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                100.0%              $ 222,209,139
                                                                                        =====               =============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT  Alternative Minimum Tax.

ETM  Escrowed to maturity.

PSF  Texas Permanent School Fund Guarantee Program.

RITES Residual Interest Tax-Exempt Securities (Illiquid Securities).

WI   Security purchased on a when-issued basis.

#    Joint exemption in locations shown.

##   Currently a zero coupon security; will convert to 5.00% on April 1, 2014.

+    Prerefunded to call date shown.

++ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $26,500.

+++ Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $7,440,360, which represents 3.3% of net assets applicable to common shareholders.

*    Current coupon of variable rate demand obligation.

** Currently a 5.50% coupon security: will convert to 14.00% on November 1, 2011.

(a) Securities have been designated as collateral in an amount equal to $7,962,338 in connection with open futures contracts and securities purchased on a when-issued basis.

(b) The aggregate cost for federal income tax purposes is $310,297,210. The aggregate gross unrealized appreciation is $14,389,685 and the aggregate gross unrealized depreciation is $326,334, resulting in net unrealized appreciation of $14,063,351.

BOND INSURANCE:

Ambac   Ambac Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
 FSA    Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.
XLCA    XL Capital Corporation.

Futures Contracts Open at January 31, 2006:

NUMBER OF                    DESCRIPTION/DELIVERY      UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT          MONTH AND YEAR         AMOUNT AT VALUE   APPRECIATION
---------   ----------   ---------------------------   ---------------   ------------
    50         Short      U.S. Treasury Notes 5 Year     $(5,286,719)       $18,222
                                  March/2006

    10         Short     U.S. Treasury Notes 10 Year      (1,084,375)         4,348
                                  March/2006
                                                                            -------
   Total unrealized appreciation .....................................      $22,569
                                                                            =======

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             Based on Market Value as a Percent of Total Investments

Alabama                  0.7%
Alaska                   2.1
Arizona                  2.0
California               9.0
Colorado                 2.2
District of Columbia     1.1
Florida                  8.2
Georgia                  7.1
Hawaii                   2.4
Illinois                 2.5
Indiana                  2.4
Kentucky                 3.7
Maryland                 3.9
Massachusetts            0.3
Michigan                 2.1
Missouri                 0.3
Nebraska                 0.6
Nevada                   1.6
New Jersey               4.3
New York                11.3
North Carolina           1.7
Ohio                     1.0
Oregon                   2.6
Pennsylvania             5.9
South Carolina           4.4
Texas                   12.7
Utah                     1.2
Virginia                 1.3
Washington               2.3
Joint Exemption*        (0.9)
                       -----
   Total+...........   100.0%
                       =====

----------
*    Joint exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $6,371,094 with unrealized appreciation of $22,569.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Investment Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 23, 2006


                                       3